Business Segments (Reconciliation Of Revenues And Operations By Segment To Its Major Income Statement Line Items) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Premium	$ 653,542	$ 650,525	$ 672,350	$ 679,901	$ 653,418	$ 657,827	$ 669,569	$ 670,944	$ 2,656,318		$ 2,651,758		$ 2,610,105
Net investment income	174,786	173,491	173,104	171,647	166,304	172,337	170,612	167,111	693,028		676,364		632,540
Other income									2,151		2,170		1,920
Total revenue									3,351,497		3,330,292		3,244,565
Policy benefits	435,681	438,774	454,694	464,127	436,419	433,514	454,177	468,934	1,793,276		1,793,044		1,753,329
Required interest on net reserves									0		0		0
Amortization of acquisition costs	90,557	89,899	91,664	92,463	100,392	104,045	104,851	109,602	364,583		362,390		355,986
Commissions, premium taxes, and non-deferred acquisition costs									216,216	[1]	209,827	[1]	222,126	[1]
Insurance administrative expense									178,989	[2]	155,615	[2]	150,680	[2]
Parent expense									7,693		8,809		9,590
Stock-based compensation expense									14,954		11,848		9,860
Interest expense									77,908		75,529		69,932
Total benefits and expenses									2,653,619		2,617,062		2,571,503
Sub total									697,878		713,230		673,062
Non operating items									19,880				355
Amortization of low-income housing interests									14,277	[3]	9,153	[4]
Measure of segment profitability (pretax)									732,035		722,383	[5]	673,417
Deduct applicable income taxes									(238,335)		(242,558)	[5]	(226,426)
After-tax total net operating income, before discontinued operations									493,700		479,825	[5]	446,991
Add back income taxes applicable to segment profitability									238,335		242,558		226,426
Add (deduct) realized investment gains (losses)									25,904		37,340		(129,492)
Deduct amortization of low-income housing									(14,277)	[3]	(9,153)	[4]
Deduct loss on Company-occupied property													(355)	[6]
Deduct state administrative settlement expense									(6,901)	[7]
Deduct loss on sale of equipment									(979)	[8]
Deduct litigation expense									(12,000)	[9]
Income from continuing operations before income taxes	177,090	190,123	209,052	147,517	215,480	208,313	180,720	174,054	723,782		750,570		543,570
Life Insurance [Member]
Segment Reporting Information [Line Items]
Premium									1,726,244		1,663,699		1,591,853
Total revenue									1,726,244		1,663,699		1,591,853
Policy benefits									1,118,909		1,082,423		1,040,248
Required interest on net reserves									(458,029)		(434,319)		(410,917)
Amortization of acquisition costs									452,054		443,541		425,452
Commissions, premium taxes, and non-deferred acquisition costs									152,347		141,792		141,139
Total benefits and expenses									1,265,281		1,233,437		1,195,922
Sub total									460,963		430,262		395,931
Measure of segment profitability (pretax)									460,963		430,262	[5]	395,931
Health Insurance [Member]
Segment Reporting Information [Line Items]
Premium									930,493		987,937		1,020,202
Total revenue									930,493		987,937		1,020,202
Policy benefits									632,847		669,707		679,810
Required interest on net reserves									(36,729)		(35,368)		(34,243)
Amortization of acquisition costs									81,228		86,067		94,600
Commissions, premium taxes, and non-deferred acquisition costs									64,157		68,565		81,714
Total benefits and expenses									741,503		788,971		821,881
Sub total									188,990		198,966		198,321
Measure of segment profitability (pretax)									188,990		198,966	[5]	198,321
Annuity [Member]
Segment Reporting Information [Line Items]
Premium									608		638		541
Total revenue									608		638		541
Policy benefits									42,547		41,430		35,762
Required interest on net reserves									(57,040)		(51,996)		(41,840)
Amortization of acquisition costs									12,688		9,722		6,040
Commissions, premium taxes, and non-deferred acquisition costs									68		134		267
Total benefits and expenses									(1,737)		(710)		229
Sub total									2,345		1,348		312
Measure of segment profitability (pretax)									2,345		1,348	[5]	312
Investment [Member]
Segment Reporting Information [Line Items]
Net investment income									707,041		685,253		632,276
Total revenue									707,041		685,253		632,276
Required interest on net reserves									551,798		521,683		487,000
Amortization of acquisition costs									(181,387)		(176,940)		(170,106)
Interest expense									77,644		75,265		69,668
Total benefits and expenses									448,055		420,008		386,562
Sub total									258,986		265,245		245,714
Measure of segment profitability (pretax)									258,986		265,245	[5]	245,714
Other Segments [Member]
Segment Reporting Information [Line Items]
Other income									2,507		2,834		2,914
Total revenue									2,507		2,834		2,914
Insurance administrative expense									159,109	[2]	155,615	[2]	150,325	[2]
Total benefits and expenses									159,109		155,615		150,325
Sub total									(156,602)		(152,781)		(147,411)
Measure of segment profitability (pretax)									(156,602)		(152,781)		(147,411)
Corporate [Member]
Segment Reporting Information [Line Items]
Parent expense									7,693		8,809		9,590
Stock-based compensation expense									14,954		11,848		9,860
Total benefits and expenses									22,647		20,657		19,450
Sub total									(22,647)		(20,657)		(19,450)
Measure of segment profitability (pretax)									(22,647)		(20,657)		(19,450)
Adjustments [Member]
Segment Reporting Information [Line Items]
Premium									(1,027)	[10]	(516)	[10]	(2,491)	[10]
Net investment income									(14,013)	[11],[3]	(8,889)	[11],[4]	264	[11]
Other income									(356)	[12]	(664)	[12]	(994)	[12]
Total revenue									(15,396)		(10,069)		(3,221)
Policy benefits									(1,027)	[10]	(516)	[10]	(2,491)	[10]
Commissions, premium taxes, and non-deferred acquisition costs									(356)	[12]	(664)	[12]	(994)	[12]
Insurance administrative expense									19,880	[2],[7],[8],[9]			355	[2],[6]
Interest expense									264	[11]	264	[11]	264	[11]
Total benefits and expenses									18,761		(916)		(2,866)
Sub total									(34,157)		(9,153)		(355)
Non operating items									19,880	[7],[8],[9]			355
Amortization of low-income housing interests									14,277	[3]	9,153	[4]
Measure of segment profitability (pretax)									0		0		0
Deduct amortization of low-income housing									$ (14,277)	[3]	$ (9,153)	[4]

[1]	Adoption resulted in the addition of non-deferred acquisition expenses of $92 million, $84 million, and $94 million in 2011, 2010, and 2009, respectively.
[2]	Administrative expense is not allocated to insurance segments.
[3]	Amortization of low-income housing interests.
[4]	Amortization of low-income housing interests, previously considered a reduction of consolidated pretax segment profitability.
[5]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.
[6]	Loss on Company-occupied property.
[7]	State administrative settlement expense.
[8]	Loss on sale of equipment.
[9]	Litigation expense.
[10]	Medicare Part D items adjusted to GAAP from the segment analysis, which matches expected benefits with policy premium.
[11]	Reclassification of interest amount due to accounting rule requiring deconsolidation of Trust Preferred Securities.
[12]	Elimination of intersegment commission.